Annual Fund Operating Expenses - Cambria Global EW ETF - Cambria Global EW ETF Class	Sep. 15, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	0.29%

[1]	Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.